Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,670,000.00
Previously Paid Amount	0.00
Total Fee Amount	783.03
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 783.03
Narrative - Max Aggregate Offering Price	$ 5,670,000.00
Final Prospectus	true